Related Parties Related Party Debt - Due to Related Party (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party
Related Party Transactions
Due to related parties	$ 177	$ 195	$ 195